Fair value measurement - Schedule of Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	€ 512,211	€ 588,386
Other current financial assets	71,329	77,269
Level 1
Disclosure of financial assets [line items]
Financial assets	14,056	15,428
Other current financial assets	14,056	15,428
Level 2
Disclosure of financial assets [line items]
Financial assets	441,574	513,602
Other current financial assets	6,058	7,775
Level 3
Disclosure of financial assets [line items]
Financial assets	56,581	59,356
Other current financial assets	51,215	54,066
Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	64,778	67,295
Other current financial assets	58,958	61,415
Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	42,791	13,935
Other current financial assets	10,622	12,224
Amortized cost
Disclosure of financial assets [line items]
Financial assets	404,642	507,156
Other current financial assets	1,749	3,630
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	32,169	1,711
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	32,169	1,711
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	32,169	1,711
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	159,896	219,130
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	159,896	219,130
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	159,896	219,130
Trade receivables
Disclosure of financial assets [line items]
Financial assets	209,462	248,790
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	209,462	248,790
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	209,462	248,790
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	39,355	41,486
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	33,989	36,196
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	5,366	5,290
Other non-current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	5,820	5,880
Other non-current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	33,535	35,606
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	71,329	77,269
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	14,056	15,428
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	6,058	7,775
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	51,215	54,066
Other current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	58,958	61,415
Other current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	10,622	12,224
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,749	3,630
Private equity
Disclosure of financial assets [line items]
Other current financial assets	20,841	23,954
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	20,841	23,954
Private equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	20,841	23,954
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	10,666	10,285
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,666	10,285
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,666	10,285
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	10,301	9,713
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,301	9,713
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,301	9,713
Real estate funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	9,693	10,395
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	286	281
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	9,407	10,114
Private debt | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	9,693	10,395
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	8,262	9,649
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	4,239	5,785
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	4,023	3,864
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	4,023	3,864
Money market funds and floating income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	4,239	5,785
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	6,383	6,439
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	6,383	6,439
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	6,383	6,439
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity
Disclosure of financial assets [line items]
Other current financial assets	3,434	3,204
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,434	3,204
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	3,434	3,204
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	1,494	3,360
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	1,494	3,360
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	1,494	3,360
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	255	270
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	255	270
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 255	€ 270